Share capital - Warrants (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	4.00%
Maximum value of warrants reserved for issuance	$ 1,000,000
Exercise price (in dollars per share) | $ / shares	$ 10.00
Authorized and issued (in shares) | shares	3,494,979
Aggregated fair value of warrants	$ 13,055
Term of warrants	10 years
Founders
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	3.50%
Exercise price (in dollars per share) | $ / shares	$ 10.00
Authorized and issued (in shares) | shares	2,913,684
Aggregated fair value of warrants	$ 10,884
Advisor
Class of Warrant or Right [Line Items]
Maximum percent of warrants reserved for issuance	0.50%
Exercise price (in dollars per share) | $ / shares	$ 10.00
Authorized and issued (in shares) | shares	581,295
Aggregated fair value of warrants	$ 2,171